Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		1/1/2018
	Collection Period Ending Date		1/31/2018
	Collection Period		15
	Payment Date		2/15/2018

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	0.147065	$93,376,720.80	$37,491,990.40	$55,884,730.40
(3)	Class A-3 Notes	1.000000	$450,000,000.00	$—	$450,000,000.00
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$858,376,720.80	$37,491,990.40	$820,884,730.40
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$865,876,720.80	$37,491,990.40	$828,384,730.40
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$93,376,720.80	$100,379.97
(14)	Class A-3 Notes		1.59000%	$450,000,000.00	$596,250.00
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$858,376,720.80	$1,232,523.72
	2. AVAILABLE FUNDS
(20)	Interest Collections		$3,762,689.24
(21)	Principal Collections		$23,771,336.97
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$13,003,301.92
(24)	Liquidation Proceeds		$272,897.81
(25)	Recoveries		$131,505.14
(26)	Investment Earnings		$—
(27)	Total Collections		$40,941,731.08
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$40,941,731.08
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$721,563.93	$721,563.93	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$100,379.97	$100,379.97	$—
(33)	Class A-3 Notes Interest		$596,250.00	$596,250.00	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$14,241,990.40	$14,241,990.40	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$1,495,653.03	$1,495,653.03	$—
			$40,941,731.08	$40,941,731.08
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$14,241,990.40
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$37,491,990.40
	4. POOL INFORMATION
(53)	Pool Balance		$828,384,730
(54)	Number of Receivables Outstanding		65,316
(55)	Weighted Average Contract Rate		4.80%
(56)	Weighted Average Maturity		43.97
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Collection Account Earnings		$28,837.19
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Collection Account Earnings to Servicer		$(28,837.19)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$444,334.86	85	$5,227.47
(74)	Recoveries for Collection Period		$131,505.14	67	$1,962.76
(75)	Net Losses/(Recoveries) for Collection Period		312,829.72
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$4,399,693.97
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.29331%

		1/31/2018	12/31/2017	11/30/2017	10/31/2017
(79)	Pool Balance at end of collection period	$828,384,730	$865,876,721	$900,246,532	$937,114,176
(80)	Number of receivables outstanding	65,316	66,921	68,342	69,922

(81)	Average month end Pool Balance	$847,130,726	$883,061,626	$918,680,354	$957,462,156
(82)	Realized Losses for Collection Period	$444,335	$510,656	$369,589	$429,836
(83)	Recoveries for Collection Period	$131,505	$127,767	$57,180	$77,066
(84)	Net Losses/(Recoveries) for Collection Period	$312,830	$382,889	$312,409	$352,771
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.629%	0.694%	0.483%	0.539%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.443%	0.520%	0.408%	0.442%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.453%

		1/31/2018	12/31/2017	11/30/2017	10/31/2017
(88)	Receivables 31-59 Days Delinquent	$6,464,495.23	$7,358,613.37	$7,107,971.89	$7,319,617.21
(89)	$ As % of Ending Pool Balance	0.780%	0.850%	0.790%	0.781%
(90)	# of Receivables	485	529	504	509
(91)	# As % of Ending Pool # of Receivables	0.743%	0.790%	0.737%	0.728%
(92)	Receivables 60-89 Days Delinquent	$1,544,494.38	$1,671,410.79	$1,542,618.01	$1,438,981.15
(93)	$ As % of Ending Pool Balance	0.186%	0.193%	0.171%	0.154%
(94)	# of Receivables	113	123	119	100
(95)	# As % of Ending Pool # of Receivables	0.173%	0.184%	0.174%	0.143%
(96)	Receivables 90 - 119 Days Delinquent	$908,349.64	$664,262.95	$702,863.45	$632,273.67
(97)	$ As % of Ending Pool Balance	0.110%	0.077%	0.078%	0.067%
(98)	# of Receivables	66	55	51	46
(99)	# As % of Ending Pool # of Receivables	0.101%	0.082%	0.075%	0.066%
(100)	Receivables 120+ Days Delinquent	$423,521.98	$427,455.69	$467,535.98	$262,599.35
(101)	$ As % of Ending Pool Balance	0.051%	0.049%	0.052%	0.028%
(102)	# of Receivables	38	34	37	24
(103)	# As % of Ending Pool # of Receivables	0.058%	0.051%	0.054%	0.034%
(104)	Total Delinquencies	$9,340,861.23	$10,121,742.80	$9,820,989.33	$9,653,471.38
(105)	$ As % of Ending Pool Balance	1.128%	1.169%	1.091%	1.030%
(106)	# of Receivables	702	741	711	679
(107)	# As % of Ending Pool # of Receivables	1.075%	1.107%	1.040%	0.971%
(108)	Total Repossession	$735,696.02	$452,944.47	$604,428.48	$613,416.53
(109)	# of Receivables	56	34	41	51

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
February 12, 2018